Shareholder Report, Line Graph (Details) 190547_Baird Core Plus Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investor Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class Shares | BCOSX
Accumulated Value	$ 12,074	$ 11,807	$ 11,076	$ 12,745	$ 12,903	$ 11,883	$ 10,833	$ 10,914	$ 10,447	$ 10,000	$ 12,945
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	$ 11,824	$ 11,588	$ 10,914	$ 12,544	$ 12,684	$ 11,791	$ 10,789	$ 10,816	$ 10,391	$ 10,000	$ 12,721